Income Taxes - Schedule of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Deferred tax assets:
Net losses carry forwards	¥ 548
Valuation allowance	(548)
Total